UNITED STATES

						SECURITIES AND EXCHANGE COMMISSION

						Washington, D.C.  20549

							Form 13F

						FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 2010

Check here if Amendment [ ]; Amendment Number:


This Amendment:  	[ ] is a restatement.

			[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

				Name:		Independent Franchise Partners, LLP

				Address:   	Level 5
            					20 Balderton Street
            					London
            					W1K 6TL



					Form 13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		John Kelly Jones

Title:		Chief Operating Officer

Phone:      	0044 207 495 9070


Signature, 		Place, 		and Date of Signing:
John Kelly Jones	London
9 August 2010
Report Type:

[X]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	NONE

Form 13F Information Table Entry Total: 23

Form 13F Information Table Value Total:  832,301

List of Other Included Managers:  NONE






	FORM 13F INFORMATION TABLE


	NAME OF ISSUER			TITLE OF CLASS		CUSIP		VALUE 		SHARES	SH/	PUT/	INVSTMT 	OTHER 		VOTING AUTHORITY
										(x$1000)	PRN AMT	PRH	CALL	DSCERETN	MANAGERS	SOLE/	SHARED/	NONE

97:	ACCENTURE PLC 		COM			G1151C101   	2164		56002   SH		Sole		None		56002	0	0
98:	BROWN-FORMAN INC		COM			115637209   	1295		22630   SH		Sole		None		22630	0	0
99:	CAREER ED CORP		COM			141665109   	47594		2067526 SH		Other		None		1864358	0	203168
100:	DENTSPLY INTL INC		COM			249030107   	997		33351   SH		Sole		None		33351	0	0
101: 	EBAY INC			COM			278642103   	55226		2816226 SH		Other		None		2531126	0	285100
102:	FORTUNE BRANDS INC		COM			349631101   	37174		948808  SH		Other		None		853008	0	95800
103:	HARLEY DAVIDSON INC		COM			412822108   	44205		1988534 SH		Other		None		1791434	0	197100
104:	JOHNSON & JOHNSON		COM			478160104   	50620		857104  SH		Other		None		774504	0	82600
105:	KELLOGG CO			COM			487836108   	51756		1028959 SH		Other		None		928788	0	100171
106:	KIMBERLY-CLARK CORP		COM			494368103   	2191		36147   SH		Sole		None		36147	0	0
107:	KRAFT FOODS INC		COM			50075N104   	1199		42825   SH		Sole		None		42825	0	0
108:	LAUDER ESTEE COS INC		COM			518439104   	40792		731967  SH		Other		None		660231	0	71736
109:	MCGRAW HILL COMPANIES INC	COM			580645109   	58079		2063945 SH		Other		None		1859710	0	204235
110:	MEAD JOHNSON NUTRITION CO	COM			582839106   	60583		1208769 SH		Other		None		1088969	0	119800
111:	MOODYS CORP		COM			615369105   	50396		2529928 SH		Other		None		2280558	0	249370
112:	PEPSICO INC			COM			713448108   	1409		23128   SH		Sole		None		23128	0	0
113:	PHILIP MORRIS INTL INC		COM			718172109   	141545		3087814 SH		Other		None		2784232	0	303582
114:	PROCTER & GAMBLE CO		COM			742718109   	57594		960228  SH		Other		None		866590	0	93638
115:	REYNOLDS AMERICAN INC		COM			761713106   	1943		37294   SH		Sole		None		37294	0	0
116: 	SCOTTS MIRACLE-GRO CO		COM			810186106   	62908		1416529 SH		Other		None		1281490	0	135039
117:	WEIGHT WATCHERS INTL INC		COM			948626106   	15376		598530  SH		Other		None		532401	0	66129
118:	MONSANTO CO		COM			61166W101   	45816		991260  SH		Other		None		892740	0	98520
119:	IHS INC COM			COM			451734107   	1439		24634   SH		Sole		None		24634	0	0
